Stockholders' Equity (Deficit) - Schedule of Stock Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Options, Outstanding, Beginning balance	264,426	157,664
Options Exercisable, Beginning balance	117,218
Options, Granted	213,784	106,762
Options, Exercised
Options, Forfeited/Cancelled	(36,038)
Options, Outstanding, Ending balance	442,172	264,426
Options Exercisable, , Ending balance	219,085	117,218
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.41	$ 0.42
Weighted Average Exercise Price, Exercisable	0.42
Weighted Average Exercise Price, Granted	4.79	0.40
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled	0.40
Weighted Average Exercise Price, Outstanding, Ending balance	2.53	0.41
Weighted Average Exercise Price, Exercisable, Ending balanc	$ 1.31	$ 0.42